Loans Receivable - Impaired Loans Segregated by Loans with No Specific Allowance and Loans with Allowance by Class of Loans (Parenthetical) (Detail) (USD $)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Mar. 31, 2013
Receivables [Abstract]
Proportion based allowance for loan losses	$ 700,000	$ 2,100,000	$ 5,700,000
Total value of loans for which an allowance established but individual reviews not completed	2,100,000	12,500,000	35,900,000
Period for loans deemed as non-accrual to return to accrual status	90 days	90 days	90 days
Guaranteed portion of education loans	6,767,000	8,930,000	13,697,000
Average carrying amount not considered impaired	$ 9,787,000	$ 13,730,000	$ 21,249,000